Exhibit 99.1

CHASE ISSUANCE TRUST

Form of Monthly Information Officer’s Certificate

Monthly Period: December 2011

The undersigned, a duly authorized representative of Chase Bank USA, National Association (the “Bank”), as Servicer pursuant to the Third Amended and Restated Transfer and Servicing Agreement, dated as of December 19, 2007 (as amended, supplemented or otherwise modified, the “Transfer and Servicing Agreement”), among the Bank, as Transferor, Servicer and Administrator, Chase Issuance Trust, as Issuing Entity, and Wells Fargo Bank, National Association, as Indenture Trustee and Collateral Agent, does hereby certify as follows:

Item 1121(a)(1):

(a)	Record Date: December 31, 2011

(b)	Interest Period: December 15, 2011 through January 16, 2012

Interest Period for new issuance:

A 2011-3 :     December 28, 2011 through January 16, 2012

(c)	Determination Date: January 12, 2012

(d)	Distribution Date: January 17, 2012

CHASE BANK USA, NATIONAL ASSOCIATION, as Servicer

By:	/s/ Patricia Garvey
Name: Patricia Garvey
Title: Vice President